THE SARATOGA ADVANTAGE TRUST

	CLASS I	CLASS A	CLASS C
James Alpha Hedged High Income Portfolio	Ticker: INCIX	Ticker: INCAX	Ticker: INCCX

Incorporated herein by reference is the definitive version of the Prospectus for the above-referenced Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 8, 2019 (SEC Accession No. 0001580642-19-000100).